Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies

Note 28 - Contingencies

(a)	Cobre Panamá

On June 18, 2025, the Company agreed to suspend its arbitration against the GOP the Company had filed under the Canada-Panama Free Trade Agreement with the International Centre for Settlement of Investment Disputes on June 27, 2024.

(b)	Canada Revenue Agency Audit

Settlement of Canada Revenue Agency Transfer Pricing Tax Dispute

From December of 2018 to November of 2024, the Company received Notices of Reassessment from the CRA for taxation years 2013 to 2019 (the “Reassessments”) in relation to its Mexican and Barbadian subsidiaries. The reassessments were made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”) and asserted that a majority of the income earned by the Mexican and Barbadian subsidiaries should have been included in the income of the Company and subject to tax in Canada. The Reassessments resulted in $204.7million (C$280.3 million) of additional Federal and provincial income taxes, transfer pricing penalties, and interest and other penalties.

The Company filed formal Notices of Objection with the CRA against the Reassessments and commenced an appeal in the Tax Court of Canada with respect to the Reassessments for the 2013-2015 taxation years. The Company also posted security for 50% of the reassessed amounts in the form of cash totaling $44.7 million (C$61.4 million) and standby letters of credit totaling $48.1 million (C$66.0 million), as referenced in Note 9 and Note 13 respectively.

On September 11, 2025, the Company reached a settlement with the CRA (the “CRA Settlement”) which provides for a final resolution of the Company’s tax dispute in connection with the Reassessments.

CRA Settlement Highlights:

●	The CRA Settlement will not require the payment of any tax in Canada on the foreign earnings of the Company’s Barbadian and Mexican subsidiaries for the 2013 to 2019 taxation years.
●	The service fee charged by the Company for certain services provided to the Barbadian and Mexican subsidiaries will be adjusted to increase the mark-up applied to the Company’s cost of providing those services from the current range of 7-20% to 30%.
●	The additional service fee will result in the Company being subjected to Canadian tax on additional income of C$1.4 million in Canada for the 2013 to 2019 taxation years. After the application of non-capital losses, the Company does not anticipate any additional cash taxes will arise in respect of these years as a result of the CRA Settlement.
●	Transfer pricing penalties reflected in the Reassessments will be reversed. The interest charges reflected in the Reassessments will be reduced and adjusted consequentially to the adjustments described above.
●	The CRA Settlement is not legally binding on the CRA for years after 2019, however, the Company believes the transfer pricing principles established by the CRA Settlement will apply to years after 2019, including the 2020 and 2021 taxation years which are currently under audit, provided there are no material changes to the facts or law. On November 4, 2025, the Canadian Federal Government announced proposed changes to the transfer pricing legislation which, if enacted, would apply from 2026 onwards. The Company is in the process of evaluating the potential impact of these proposals.

In Q4 2025, the CRA issued revised Notices of Reassessment to the Company to reflect the adjustments under the CRA Settlement. The Company expects that the amounts that were posted as security for the Reassessments in the form of standby letters of credit totaling $48.1 million (C$66.0 million) will be released, and cash totaling $44.7 million (C$61.4 million) will be fully refunded plus interest of approximately $5.5 million (C$7.5 million), which has been accounted for in the year. Subsequent to year-end, the Company received refunds of its cash security deposits totaling $30.0 million (C$41.2 million) and all standby letters of credit were released. The Company expects the remaining cash deposit balance to be returned in the short-term.